1
The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments (Unaudited)
February 28, 2025
Name of Company
Principal
Amount Value
% of Net
Assets
Corporate Convertible Bond
Gold mining, exploration, development and royalty companies
Canada
i-80 Gold Corp., 8.00%, 2/22/27
(1)
$3,000,000 $ 3,185,400 0.6%
Orla Mining, Ltd., 4.50%, 3/1/30
(1)
$10,010,000 8,872,177 1.7
12,057,577 2.3
United States
Bendito Resources, Inc., 9.49%, 3/31/25
(1)
$1,200,000 1,200,000 0.2
Total corporate convertible bond (Cost $11,087,567) 13,257,577 2.5
Name of Company Shares Value
% of Net
Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.
 (2)
65,150,765 1,455,337 0.3
Barton Gold Holdings, Ltd.
 (2)
10,339,579 1,796,398 0.4
Bellevue Gold, Ltd.
 (2)
9,861,824 7,190,130 1.4
Cygnus Metals, Ltd.
 (2)
33,236,034 2,577,869 0.5
Emerald Resources NL
 (2)
9,000,000 22,226,304 4.3
LCL Resources, Ltd.
 (2)
36,750,000 228,034 0.1
Predictive Discovery, Ltd.
 (2)
106,183,334 22,401,492 4.3
Prodigy Gold NL
 (2)
173,662,918 215,516 0.0
Westgold Resources, Ltd. 9,475,000 14,756,882 2.8
72,847,962 14.1
Canada
Agnico Eagle Mines, Ltd. 165,000 15,886,200 3.0
Alamos Gold, Inc. 1,000,000 22,860,000 4.4
American Pacific Mining Corp. 144A
 (2)(3)
3,000,000 425,091 0.1
Angel Wing Metals, Inc.
 (2)
4,650,000 160,705 0.0
Atex Resources, Inc.
 (2)
8,700,000 14,131,674 2.7
B2Gold Corp. 2,000,000 5,320,000 1.0
Desert Gold Ventures, Inc.
 (2)(4)
14,569,264 604,220 0.1
G Mining Ventures Corp.
 (2)
6,691,486 70,395,312 13.4
G2 Goldfields, Inc.
 (2)
3,000,000 6,034,215 1.2
GoGold Resources, Inc.
 (2)
2,857,140 3,001,799 0.6
Gold Candle, Ltd. 144A
 (1)(2)(3)
2,010,715 2,779,630 0.5
Lahontan Gold Corp.
 (2)(4)
37,759,000 782,976 0.2
Liberty Gold Corp.
 (2)
12,482,000 2,847,112 0.5
Lotus Gold Corp. 144A
 (1)(2)(3)
5,912,500 2,043,373 0.4
Monarch Mining Corp.
 (1)(2)
7,300,000 0 0.0
Newcore Gold, Ltd.
 (2)
6,610,000 1,827,544 0.3
Onyx Gold Corp.
 (2)
675,000 146,967 0.0
Orla Mining, Ltd.
 (2)
6,200,000 43,462,000 8.3
Prime Mining Corp.
 (2)(4)
9,200,000 8,330,396 1.6
Probe Gold, Inc.
 (2)
7,277,500 9,104,735 1.7
Red Pine Exploration, Inc.
 (2)(4)
29,037,047 2,408,465 0.5
Robex Resources, Inc.
 (2)
8,900,000 16,671,160 3.2
Roscan Gold Corp.
 (2)
10,864,900 450,592 0.1
South Pacific Metals Corp.
 (2)
2,100,000 631,415 0.1
Southern Cross Gold Consolidated, Ltd.
 (2)
3,344,447 7,651,716 1.5
STLLR Gold, Inc.
 (2)
1,291,080 883,476 0.2
SUA Holdings, Ltd.
 (1)(2)
10,600,000 14,654 0.0
Talisker Resources, Ltd.
 (2)
2,500,000 760,325 0.1
TDG Gold Corp.
 (2)(4)
9,227,925 2,934,056 0.6
Thesis Gold, Inc.
 (2)(4)
16,866,667 9,559,818 1.8

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
Canada (continued)
Westhaven Gold Corp.
 (2)
5,500,000 $ 494,211 0.1%
252,603,837 48.2
Cayman Islands
Endeavour Mining PLC 200,000 3,963,366 0.8
South Africa
Gold Fields, Ltd. ADR 500,000 8,985,000 1.7
United Kingdom
Anglogold Ashanti PLC 275,000 8,104,250 1.6
United States
Laurentian Mountain Resources 144A
 (1)(2)(3)
3,640,959 3,640,959 0.7
Total gold mining, exploration, development and royalty companies (Cost $202,586,128) 350,145,374 67.1
Diversified metals mining, exploration, development and royalty companies
Australia
Bellavista Resources, Ltd.
 (2)
4,946,949 1,105,049 0.2
Castile Resources, Ltd.
 (2)
19,143,255 724,581 0.1
Cygnus Gold, Ltd.
 (2)
2,806,674 217,693 0.0
Delta Lithium, Ltd.
 (2)
17,412,850 1,782,771 0.3
FireFly Metals, Ltd.
 (2)
8,311,413 5,028,299 0.9
Genesis Minerals, Ltd.
 (2)
1,166,934 2,302,582 0.4
Geopacific Resources, Ltd.
 (2)
75,617,820 938,417 0.2
Wolfram, Ltd.
 (1)(2)
10,000,000 620,500 0.1
12,719,892 2.2
Canada
Americas Gold & Silver Corp.
 (2)
71,151,028 33,435,438 6.3
Bunker Hill Mining Corp.
 (2)
6,250,000 907,206 0.2
Calibre Mining Corp.
 (2)
14,970,772 29,491,412 5.6
Culico Metals, Inc.
 (2)
1,906,250 164,701 0.0
Emerita Resources Corp.
 (2)
2,602,950 2,662,772 0.5
Evolve Strategic Element Royalties, Ltd. 144A
 (1)(2)(3)
2,154,000 967,755 0.2
Fuerte Metals Corp.
 (2)(4)
4,800,000 3,151,892 0.6
Huntsman Exploration, Inc.
 (2)
617,500 32,011 0.0
Integra Resources Corp.
 (2)
5,524,510 5,992,144 1.1
Max Resource Corp.
 (2)
8,200,000 311,733 0.1
Metalla Royalty & Streaming, Ltd.
 (2)
3,000,000 8,250,000 1.6
Pan Global Resources, Inc.
 (2)
6,350,000 614,481 0.1
Ridgeline Minerals Corp.
 (2)(4)
11,900,000 1,850,700 0.4
Sable Resources, Ltd.
 (2)(4)
26,160,000 632,867 0.1
San Cristobal Mining, Inc. 144A
 (1)(2)(3)
2,783,332 33,399,984 6.4
121,865,096 23.2
United States
Bendito Resources, Inc. 144A
 (1)(2)(3)
8,688,000 2,172,000 0.4
Lithium Africa Resources Corp. 144A
 (1)(2)(3)
72,000 2,016,000 0.4
4,188,000 0.8
Total diversified metals mining, exploration, development and royalty companies
(Cost $118,787,841) 138,772,988 26.2
Silver mining, exploration, development and royalty companies
Canada
Andean Precious Metals Corp.
 (2)
2,000,000 2,073,613 0.4
Discovery Silver Corp.
 (2)
6,001,500 6,554,256 1.3
Guanajuato Silver Co., Ltd.
 (2)
4,167,000 489,642 0.1
Silver Mountain Resources, Inc.
 (2)
13,000,000 449,283 0.1
Silver Tiger Metals, Inc.
 (2)
14,795,333 3,170,246 0.6
Total silver mining, exploration, development and royalty companies (Cost $15,272,934) 12,737,040 2.5
Total common shares (Cost $336,646,903 ) 501,655,402 95.8
Schedule of Investments (Unaudited) (continued)
February 28, 2025

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Rights
 (1)(2)
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Exp. Date 2/22/29) 393,200 $ 139,706 0.0%
Total rights (Cost $136,720) 139,706 0.0
Warrants
 (1)(2)
Diversified metals mining, exploration, development and royalty companies
Canada
Bunker Hill Mining Corp. (Exercise Price $0.37, Exp. Date 4/1/25) 5,000,000 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.60, Exp. Date 2/9/26) 1,250,000 0 0.0
Integra Resources Corp. (Exercise Price $1.20, Exp. Date 3/13/27) 275,000 95,041 0.0
Ridgeline Minerals Corp. (Exercise Price $0.12, Exp. Date 5/7/26)
(4)
1,450,000 50,112 0.0
Ridgeline Minerals Corp. (Exercise Price $0.25, Exp. Date 2/13/27)
(4)
4,500,000 62,208 0.0
Total diversified metals mining, exploration, development and royalty companies
(Cost $243,056) 207,361 0.0
Gold mining, exploration, development and royalty companies
Australia
Prodigy Gold NL (Exercise Price $0.01, Exp. Date 11/30/27) 38,750,000 0 0.0
Canada
Angel Wing Metals, Inc. (Exercise Price $0.50, Exp. Date 5/4/25) 350,000 0 0.0
Atex Resources, Inc. (Exercise Price $1.00, Exp. Date 8/31/25) 675,000 634,526 0.1
Lahontan Gold Corp. (Exercise Price $0.13, Exp. Date 9/1/26)
(4)
4,150,000 0 0.0
Lahontan Gold Corp. (Exercise Price $0.10, Exp. Date 4/30/27)
(4)
2,550,000 0 0.0
Lotus Gold Corp. (Exercise Price $0.75, Exp. Date 8/16/25) 2,200,000 0 0.0
Lotus Gold Corp. (Exercise Price $0.75, Exp. Date 12/8 /25) 506,250 0 0.0
Monarch Mining Corp. (Exercise Price $0.95, Exp. Date 4/6/27) 1,700,000 0 0.0
Newcore Gold, Ltd. (Exercise Price $0.40, Exp. Date 9/26/25) 430,000 11,889 0.0
Orla Mining, Ltd. (Exercise Price $11.50, Exp. Date 3/1/30) 836,278 2,069,380 0.4
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25)
(4)
920,000 146,259 0.1
Robex Resources, Inc. (Exercise Price $2.55, Exp. Date 6/26/26) 4,000,000 1,686,539 0.3
South Pacific Metals Corp. (Exercise Price $0.90, Exp. Date 2/3/27) 1,050,000 0 0.0
4,548,593 0.9
United States
Laurentian Mountain Resources (Exercise Price $1.00, Exp. Date
12/31/49) 3,500,000 0 0.0
Total gold mining, exploration, development and royalty companies (Cost $1,551,432) 4,548,593 0.9
Silver mining, exploration, development and royalty companies
Canada
Guanajuato Silver Co., Ltd. (Exercise Price $0.35, Exp. Date 10/30/26) 2,083,500 14,401 0.0
Silver Mountain Resources, Inc. (Exercise Price $0.14, Exp. Date
4/24/28) 3,000,000 0 0.0
Total silver mining, exploration, development and royalty companies (Cost $110,793) 14,401 0.0
Total warrants (Cost $1,905,281) 4,770,355 0.9
Money Market Fund
Federated Hermes US Treasury Cash Reserve Fund - Institutional
Shares, 4.17%
(5)
1,469,215 1,469,215 0.3
Total money market fund (Cost $1,469,215) 1,469,215 0.3
Investments, at value (Cost $351,245,686) 521,292,255 99.5
Cash, receivables and other assets less other liabilities 2,372,31 2 0.5
Net assets $ 523,664,56 7 100.0%
ADR American Depositary Receipt
PLC Public Limited Company
Schedule of Investments (Unaudited) (continued)
February 28, 2025

The notes to financial statements form an integral part of these statements.
Portfolio Statistics (Unaudited)
Portfolio statistics (Unaudited)
February 28, 2025
*Geographic breakdown, which is based on company domiciles, is expressed as a percentage of total net assets including cash.
(1) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $65,822,493 or 12.5% of net assets.
(2) Non-income producing security.
(3) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $47,444,792 or 9.1% of net assets.
(4) Investment in affiliate. See Note 2 Summary of Significant Accounting Policies.
(5) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of
February 28, 2025.
Geographic Breakdown*
Australia 16 . 3%
Canada 77.1
Cayman Islands 0.8
South Africa 1. 7
United Kingdom 1. 6
United States 1.7
Other assets less other liabilities 0.8
100.0%
Schedule of Investments (Unaudited) (continued)
February 28, 2025

Notes to Financial Statements (Unaudited)
Three months ended February 28, 2025
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a non-diversified, closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On
November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the
“SEC”) pursuant to an order under Section 7(d) of the 1940 Act.
The Company seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company is managed by Merk Investments
LLC (the “Adviser”).
2. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Pursuant to Rule 2a-5 under the Investment Company Act, the Company’s Board of Directors (the "Board") has designated the Adviser, as defined in Note 1, as the Company’s valuation designee to perform any fair value determinations for securities and other assets held by the Company. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser's fair value determinations. The Adviser is responsible for determining the fair value of investments in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Company’s compliance program and will review any changes made to the procedures.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued at a value other than the last reported sale price or last reported bid price based on significant events that have occurred subsequent to the close of the foreign markets. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). To value its warrants, the Company's valuation designee typically utilizes the Black-Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.
Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by the Board. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and
changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.
B. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on

Notes to Financial Statements (Unaudited) (continued)
Three months ended February 28, 2025
market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Company’s investments at fair value:
Investment in Securities
(1)
Measurements at February 28, 2025
Level 1 Level 2 Level 3 Total
Corporate Convertible Bonds
Gold mining, exploration, development
and royalty companies $ – $ – $ 13,257,577 $ 13,257,577
Common Shares
Gold mining, exploration, development
and royalty companies 341 , 666 , 758 – 8 , 478 , 616 350 , 145 , 374
Diversified metals mining, exploration,
development and royalty companies 99 , 596 , 749 – 3 9 , 176 , 239 138 , 772 , 988
Silver mining, exploration, development
and royalty companies 12 , 737 , 040 – – 12 , 737 , 040
Rights
Silver mining, exploration, development
and royalty companies – – 139,706 139,706
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 207,361 207,361
Gold mining, exploration, development
and royalty companies – – 4,548,593 4,548,593
Silver mining, exploration, development
and royalty companies – – 14,401 14,401
Money Market Fund 1,469,215 – – 1,469,215
Total Investments $ 455 , 469 , 762 $ – $ 65 , 822 , 493 $ 521 , 292 , 255
(1) See schedule of investments for country classifications.
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)

Notes to Financial Statements (Unaudited) (continued)
Three months ended February 28, 2025
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
*
The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
Significant unobservable inputs developed by the valuation designee for Level 3 investments held at February 28, 2025 are as follows:
1
This column represents the directional change in the fair value of the level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect
2
Fair valued corporate convertible bonds are valued based transaction cost or by applying a fixed discount rate to the fixed income portion, which represents the implied interest rate that would have valued the entire corporate convertible bond at the time of issuance.
3
Fair valued common shares with no public market are valued based on transaction cost or latest round of financing.
4
Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
5
Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.
Corporate
Convertible
Bond
Common
Stock Rights Warrants
Balance November 30, 2024 $ 4 , 286 , 700 $ 3 9, 421 , 214 $ 128, 80 2 $ 2 , 791 , 247
Purchases 6,918,956 3 , 342 , 787 - 4,236
Sales - - - (1,000,000)
Realized loss - - - (4,629)
Accretion of discount 3,907 - - -
Net change in unrealized appreciation
(depreciation) 2,048,014 4,890,854 10,904 2,979,501
Balance
February 28, 2025
$ 13,257,577 $ 47,654,855 $ 139 , 706 $ 4,770,355
Net change in unrealized appreciation
(depreciation) from investments held as of
February 28, 2025
* $ 2,048,014 $ 4,890,854 $ 10 ,9 0 4 $ (410,951)
Asset Categories Fair Value
Valuation
Technique(s)
Unobservable
Input
Range
(Weighted
Average)
Impact to
Valuation
from an
Increase
in Input
1
Corporate Convertible Bond
2
$12,057,577 Implied Interest Rate Discount 6.9% - 13.3% (8.6%) Decrease
Corporate Convertible Bond
2
1,200,000 Transaction Cost None None None
Common Shares
3
47,654,855 Transaction Cost/
Latest Round of
Financing None None None
Rights
4
139,706 Market T ransaction Discount 70% (70%) Decrease
Warrants
5
4,770,355 Black Scholes Method Volatility 0% - 40% ( 36%) Increase
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)

Notes to Financial Statements (Unaudited) (continued)
Three months ended February 28, 2025
C. Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Company owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the three months ended February 28, 2025.
Balance as of
November 30,
2024 Purchases Sales
Net Realized
Gain (Loss) on
Investments
Net Change
in Unrealized
Appreciation
(Depreciation)
Balance as of
February 28,
2025
Dividend
and Interest
Income
Common Shares
Desert Gold Ventures , Inc.
Value $ 728,437 $ – $ – $ – $ (124,217) $ 604,220 $ –
Cost $ 2,909,628 $ – $ – $ 2,909,628
Shares 14,569,264 – – 14,569,264
Fuerte Metals Corp.
Value $ 1,879,933 $ 1,268,496 $ – $ – $ 3,463 $ 3,151,892 $ –
Cost $ 2,286,806 $ 1,268,496 $ – $ 3,555,302
Shares 2,800,000 2,000,000 – 4,800,000
Lahontan Gold Corp .
Value $ 559,980 $ 253,218 $ – $ – $ (30,222) $ 782,976 $ –
Cost $ 2,590,337 $ 253,218 $ – $ 2,843,555
Shares 19,600,000 18,159,000 – 37,759,000
Prime Mining Corp .
Value $ 10,053,927 $ – $ – $ – $ (1,723,531) $ 8,330,396 $ –
Cost $ 14,133,237 $ – $ – $ 14,133,237
Shares 9,200,000 – – 9,200,000
Red Pine Exploration, Inc.
Value $ 2,592,500 $ – $ – $ – $ (184,035) $ 2,408,465 $ –
Cost $ 3,449,290 $ – $ – $ 3,449,290
Shares 29,037,047 – – 29,037,047
Ridgeline Minerals Corp.
Value $ 310,703 $ 948,470 $ – $ – $ 591,527 $ 1,850,700 $ –
Cost $ 253,423 $ 948,470 $ – $ 1,201,893
Shares 2,900,000 9,000,000 – 11,900,000
Sable Resources, Ltd .
Value $ 653,977 $ – $ – $ – $ (21,110) $ 632,867 $ –
Cost $ 3,354,140 $ – $ – $ 3,354,140
Shares 26,160,000 – – 26,160,000
TDG Gold Corp .
Value $ 790,937 $ – $ – $ – $ 2,143,119 $ 2,934,056 $ –
Cost $ 3,552,655 $ – $ – $ – $ 3,552,655
Shares 9,227,925 – – 9,227,925
Thesis Gold, Inc .
Value $ 6,731,188 $ 702,223 $ – $ – $ 2,126,407 $ 9,559,818 $ –
Cost $ 13,756,784 $ 702,223 $ – $ – $ 14,459,007
Shares 15,200,000 1,666,667 – 16,866,667
Warrants
Desert Gold Ventures , Inc. (Exercise price $0.25, Exp. 12/13/24)
Value $ – $ – $ – $ (4,629) $ 4,629 $ – $ –
Cost $ 4,629 $ – $ (4,629) $ –
Shares 594,132 – (594,132) –
Lahontan Gold Corp . (Exercise price $0.10, Exp. 4/30/27)
Value $ – $ – $ – $ – $ – $ – $ –
Cost $ 9,329 $ – $ – $ 9,329
Shares 2,550,000 – – 2,550,000
Lahontan Gold Corp . (Exercise price $0.13, Exp. 9/1/26)
Value $ – $ – $ – $ – $ – $ – $ –
Cost $ 30,509 $ – $ – $ 30,509
Shares 4,150,000 – – 4,150,000
Prime Mining Corp . (Exercise price $1.10, Exp. 6/10/25)
Value $ 302,275 $ – $ – $ – $ (156,016) $ 146,259 $ –
Cost $ 20,590 $ – $ – $ 20,590
Shares 920,000 – – 920,000
2. Summary of significant accounting policies (continued)

Notes to Financial Statements (Unaudited) (continued)
Three months ended February 28, 2025
At February 28, 2025, the value of investments in affiliated companies was $30,513,969, representing 6.0% of net assets and the total cost was $49,522,307.
Balance as of
November 30,
2024 Purchases Sales
Net Realized
Gain (Loss) on
Investments
Net Change
in Unrealized
Appreciation
(Depreciation)
Balance as of
February 28,
2025
Dividend
and Interest
Income
Warrants (continued)
Ridgeline Minerals Corp . (Exercise price $0.12, Exp. 5/7/26)
Value $ 10,357 $ – $ – $ – $ 39,755 $ 50,112 $ –
Cost $ – $ – $ – $ –
Shares 1,450,000 – – 1,450,000
Ridgeline Minerals Corp . (Exercise price $0.25, Exp. 2/13/27)
Value $ – $ 3,172 $ – $ – $ 59,036 $ 62,208 $ –
Cost $ – $ 3,172 $ – $ 3,172
Shares – 4,500,000 – 4,500,000
2. Summary of significant accounting policies (continued)
C. Affiliated Companies (continued)